8. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details
Net Operating Loss Carryforwards	$ 6,400,000
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2026
Book income	(1,372,071)	(480,230)
Depreciation	(420)	(720)
Meals and Entertainment	350	530
Stock compensation and other non-cash charges	1,142,791	250,040
Accrued payroll	(14,400)	(53,600)
Valuation Allowance	243,750	283,980
Income Tax Expense (Benefit), Total	$ 0	$ 0